Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 105,895	$ 88,157	$ 129,821
Securities available for sale	40,568	52,865
Premises and equipment, net	23,398	15,171
Other assets	5,896	3,063
Total assets	1,189,906	1,084,866
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	6,152	3,977
Subordinated debentures	10,310	15,465
Shareholders' equity	106,291	78,470	$ 70,123
Total liabilities and shareholders' equity	1,189,906	1,084,866
Parent Company Only
ASSETS
Cash and cash equivalents	1,606	466
Securities available for sale	1	216
Capital note due from Bank	0	8,500
Investment in subsidiaries	113,327	84,336
Premises and equipment, net	4,048	0
Other assets	185	448
Total assets	119,167	93,966
LIABILITIES AND SHAREHOLDERS' EQUITY
Loan due to subsidiary bank	2,566	0
Other liabilities	0	31
Subordinated debentures	10,310	15,465
Shareholders' equity	106,291	78,470
Total liabilities and shareholders' equity	$ 119,167	$ 93,966